Provisions and Other Non-Current Liabilities	12 Months Ended
Dec. 31, 2025
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Provisions and Other Non-Current Liabilities

Note 23: Provisions and Other Non-Current Liabilities

The components of provisions and other non-current liabilities include the following:

	December 31,
(millions of U.S. dollars)	2025	2024
Net defined benefit plan obligations (see note 27)	504	523
Deferred compensation and employee incentives	75	75
Provisions	64	62
Other non-current liabilities	13	15
Total provisions and other non-current liabilities	656	675

The following table presents the movement in provisions for the years ended December 31, 2025 and 2024:

(millions of U.S. dollars)	Employee- Related	Facilities- Related	Other	Total
Balance as of December 31, 2023	45	23	95	163
Charges	21	-	19	40
Utilization	(45)	(2)	(29)	(76)
Translation and other, net	(1)	(1)	-	(2)
Balance as of December 31, 2024	20	20	85	125
Less: short-term provisions	20	1	42	63
Long-term provisions	-	19	43	62
Balance as of December 31, 2024	20	20	85	125
Charges	30	-	4	34
Utilization	(27)	(2)	(3)	(32)
Translation and other, net	-	1	2	3
Balance as of December 31, 2025	23	19	88	130
Less: short-term provisions	23	-	43	66
Long-term provisions	-	19	45	64

Employee-related

The employee-related provisions consisted of severance.

Facilities-related

Facilities-related provisions include lease retirement obligations, which arise when the Company agrees to restore a leased property to a specified condition at the completion of the lease period. Lease retirement provisions relate primarily to leases which expire over the next four years.

Other

Other includes provisions related to items such as disposed businesses, legal matters and health care.